Project or Worker Photo [Fund Name] [Date], 2021

1 Features of the HIT As of September 30, 2021, unless otherwise denoted HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2021 was - 0 . 83% , 4 . 97% , 2 . 60% , and 2 . 85% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . x $[xx.xx] billion investment grade fixed - income portfolio (as of [Date]) » Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and regulated under the federal securities laws administered by the U.S. Securities and Exchange Commission (SEC) » Monthly unit valuation and income distribution – independent third - party pricing x Long Record of consistent and competitive returns » 22 out of 25 years outperforming its benchmark the Bloomberg Barclays US Aggregate Bond Index on a gross basis, 14 years on a net basis x Investment strategy/Differentiates the HIT » With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg Barclays US Aggregate Bond Index, by providing : ▪ a higher income ▪ a superior credit profile ▪ a similar interest rate risk x Directly sourcing increases relative value and provides additional benefits

History of the HIT

AFL-CIO HIT

- ✓ Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965)
- ✓ Created by the AFL-CIO Executive Council led by President George Meany:
  - ➢ Established to encourage and assist development of lower income housing while creating employment for the construction trades
  - ➢ "A massive attack would be made to meet America's tremendous unmet housing needs", George Meany*
- ✓ **100 percent union labor requirement** for all directly-sourced construction related investments

Project Picture	Project Picture	Project Picture
[Project Name] [Project City, State]	[Project Name] [Project City, State]	[Project Name] [Project City, State]

**Letter from George Meany, President, AFL-CIO, dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the "Meany Letter"). The Meany Letter is available on the HIT's website at https://www.aflcio-hit.com/wp-content/uploads/2019/10/meany_letter.pdf.*

AFL-CIO HOUSING INVESTMENT TRUST 2

HIT's Long History of Impact Investing

Successful track record as a fixed income impact investor

NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS*

(1984-present)

562	$9.7B	$18.1B	$35.6B	$14.6B	187.2M	207,632	122,675
Projects	in HIT Investment, $185.0M in New Markets Tax Credit (NMTC) allocations	in total development cost	in total economic benefits	in personal income, including wages and benefits with $7.4B for construction workers	hours of on-site union construction work created	total jobs generated across communities	housing and healthcare units, with 67% affordable housing


Ventana Residences
San Francisco, CA


Gateway Apartments
Chicago, IL


Old Colony Phase Three C
Boston, MA


Residences@150 Bagley
Detroit, MI

*Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input-output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of September 30, 2021. Economic impact data is in 2020 dollars and all other figures are nominal.

AFL-CIO HOUSING INVESTMENT TRUST
3

4 ^ In addition, HIT subsidiary Building America CDE, Inc . (Building America) contributed New Markets Tax Credit (NMTC) allocations as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 185 . 0 M nationwide (1984 - 2021) Bay Area Boston Chicago New York City Twin Cities Major Markets Nationwide # of Projects 21 36 58 73 71 259 562 HIT Investment^ $467.2M $667.4M $993.9M $1.9B $1.3B $5.3B $9.7B Total Development Cost $866.0M $1.6B $2.1B $4.5B $1.9B $10.9B $18.1B Union Construction Hours 10.2M 12.9M 20.1M 24.2M 18.5M 85.9M 187.2M Total Jobs Created 11,127 14,890 21,540 26,220 23,114 96,891 207,632 Housing Units (% affordable) 3,520 (35%) 4,232 (89%) 13,400 (69%) 43,896 (92%) 10,344 (49%) 75,392 (79%) 122,675 (67%) Total Economic Impact $1.9B $2.9B $3.6B $4.8B $3.9B $17.1B $35.6B HIT’s Investment in Major Markets* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as o f September 30 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

5 x Impact Investing x Incorporate Environmental, Social, and Governance (ESG) factors into our investment strategy . x Signatory of United Nations - supported Principles for Responsible Investment (PRI). x Corporate Culture x Diverse workforce ( 64% minority or women) and leadership team (55 % minority or women). x Diversity adds value and contributes to staff retention and depth of experience. x ESG priorities woven through HIT’s operational policies and practices. HIT’s Successful Record of ESG As of September 30, 2021, unless otherwise denoted

HIT Among Largest Managers of ESG Mandates (US) Largest Managers of ESG Mandates Source: P&I June 14, 2021 - US Institutional tax - exempt assets managed internally as of December 31 , 2020 Rank Manager Name AUM ($Mil) 1 Federated Hermes $107,424 2 State Street Global $62,499 3 Nuveen $32,366 4 Prudential Financial $30,083 5 BlackRock $13,975 6 Russell Investments $10,519 7 William Blair $9,009 8 Legal & General Investment $8,232 9 AllianceBernstein $7,012 10 AFL - CIO Housing Investment Trust $6,739 6

Erica Khatchadourian Chief Financial Officer 30 years of experience in accounting for financial transactions, general and personnel management and policy development, with 28 years at the HIT Chang Suh, CFA Chief Executive Officer and Chief Investment Officer 25 years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance Nick Milano General Counsel 25+ years of experience in the financial services sector, with 12 years at the HIT Lesyllee White Chief Marketing Officer 25+ years of experience in the financial services industry, with 21 years at the HIT Michael Cook, CFA, FRM Chief Portfolio Manager 18 years of experience managing, trading and structuring investments at the HIT Leadership Ted Chandler Sr Managing Director - Strategic Initiatives 30+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 12 years at the HIT John Hanley Sr Managing Director – Multifamily Origination 30+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 14 years at the HIT Corinne Smith Chief of Staff/Special Counsel 30+ years of management and legal experience in transactional, operational, compliance and policy matters with 8 years at the HIT Harpreet Peleg, CFA Senior Managing Director – Finance 25 years of experience in accounting, finance, operations, regulatory reporting, and compliance with 16 years at the HIT; Leads HIT’s subsidiary, Building America CDE. Julissa Servello Director of Investor Relations 23 years of experience at the HIT liaising with investors, consultants and stake holders 7

8 Active Risk Management x Portfolio Management Committee » Sets portfolio macro - strategy, oversees portfolio management function, monitors trading matters, and approves counterparties, among other duties x Valuation Committee » Oversees HIT’s valuation process, including review of the reliability of pricing by independent sources, appropriateness of valuation methodologies, determination of fair value under Board - approved policies and procedures » Oversees HIT’s liquidity risk management program, including the liquidity classification of the portfolio assets, with the assistance of an independent party x Investment Committee » Reviews and approves all commitments related to internally sourced construction transactions » Board of Trustees Executive Committee also required to approve all such transactions greater than $75 million

41 43 44 44 42 43 43 43 41 40 42 34 32 32 34 36 38 40 42 44 46 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 In BPS HIT Expense Ratio x HIT leadership committed to reducing operating costs to benefit investors and make HIT more competitive . x Expense ratio declined from 42 bps in 2018 to 32 bps in 2020. x For the six months ended June 30, 2021, the annualized expense ratio stood at 30 bps. Lower Operating Costs 9 As an internally managed mutual fund, the HIT does not charge a fixed fee . Instead, in accordance with its prospectus, the HIT passes along only its costs of operations . All returns over actual costs are distributed on a pro rata basis to investors based on units held, and all expenses are borne in proportion to the number of units held . Each year the Board of Trustees approves the HIT budget and monitors it throughout the year . For the year ended December 31 , 2020 , the HIT’s ratio of expenses to average net assets was 32 basis points . Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Annual Report to Participants which may be found at www . aflcio - hit . com and at www . sec . gov .

Plan types include pension, health & welfare, annuity, among others. $2,255.07 32% $1,040.80 15% $1,502.52 21% $1,727.12 25% $505.51 7% Investors at a Glance (as of 9/30/2021) $ in Millions Building Trades - Local (244) Building Trades - National (24) Industrial - Other (50) Public (13) Service (33) Investor Profile: 364 Investors Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . 10

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] 1 Year 3 Year 5 Year 10 Year Since Inception [Date] Net Participant Dollar - Weighted [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: [$xxxxxx] [Fund Name] 11 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2021 was - 0 . 83% , 4 . 97% , 2 . 60% , and 2 . 85% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

HIT: Cycle of Sustainable, Responsible Investment HIT finances projects through guaranteed securities Construction securities help provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds 12 HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Pension Plan invests in HIT Union workers contribute to pension funds

13 [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State] The HIT seeks to offer relative value: x Higher Yield and Price Performance x High Credit Quality x Highly Liquid Investment x Value Added – Impact Investments: » Union Construction Jobs, Affordable and Workforce Housing » Economic and Social Impact Investing in Underserved Communities HIT Difference – Relative Value and Impact Investing through Directly Sourced Multifamily Investments

Objectives Strategy Core Competency HIT Objectives and Strategy 14 x Generate competitive risk - adjusted fixed - income total returns versus its benchmark. x Create work for union members in the construction trades and related industries. x Support housing construction including affordable and workforce. x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable). x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. x Offer diversification to investors. x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark

- 0.66% - 0.52% 5.32% 2.97% 3.26% - 0.88% - 0.83% 4.97% 2.60% 2.85% - 1.55% - 0.90% 5.36% 2.94% 3.01% - 1.66% - 1.97% 4.54% 2.28% 2.34% -2.0% 0.0% 2.0% 4.0% 6.0% YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Index Total Returns vs. Benchmark and AAA Index As of September 30, 2021 The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index. HIT Performance Relative to Benchmark 15

16 Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 8.60% 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% 8.21% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% 8.44% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% 7.84% 10.19% 2.83% 4.02% 2.57% 4.34% 7.54% 8.08% 2.91% 5.66% 7.66% 2.38% - 2.06% 5.34% 1.12% 1.36% 2.41% 0.92% 6.67% 6.43% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 HIT Gross HIT Net Barclays Aggregate AAA Index HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2021 was - 0 . 83% , 4 . 97% , 2 . 60% , and 2 . 85% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index .

17 HIT vs. Barclays Aggregate Performance Rolling Annual Returns on a Monthly Basis -3% 0% 3% 6% 9% 12% 15% Mar-03 Sep-03 Mar-04 Sep-04 Mar-05 Sep-05 Mar-06 Sep-06 Mar-07 Sep-07 Mar-08 Sep-08 Mar-09 Sep-09 Mar-10 Sep-10 Mar-11 Sep-11 Mar-12 Sep-12 Mar-13 Sep-13 Mar-14 Sep-14 Mar-15 Sep-15 Mar-16 Sep-16 Mar-17 Sep-17 Mar-18 Sep-18 Mar-19 Sep-19 Mar-20 Sep-20 Mar-21 Sep-21 HIT Gross Barclays Aggregate HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2021 was - 0 . 83% , 4 . 97% , 2 . 60% , and 2 . 85% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Competitive Performance Relative to the Benchmark Rolling annual returns show a high correlation with the Barclays Aggregate, but tend to exceed the benchmark during periods of economic weakness

HIT vs. Benchmark: Fundamentals HIT Barclays Agg AAA Index HIT Barclays Agg AAA Index Higher Credit Quality Similar Interest Rate Risk U.S. Government/ Agency/AAA/Cash 92.0% 71.3% 100% Effective Duration 6.13 6.43 5.96 A & Below/Not Rated 3.5% 25.4% 0% Convexity 0.19 0.13 - 0.08 Higher Yield Lower Prepayment Risk Current Yield 2.53% 2.37% 2.00% Prepayment Protection 82% 73% 62% Yield to Worst 1.82% 1.51% 1.33% No Prepayment Protection 18% 27% 38% AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index . The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . As of September 30, 2021 18

40.4% 4.5% 3.3% 46.3% 1.9% 3.5% Cash & Cash Equivalents AAA Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA ) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) Credit Quality* As of September 30, 2021 * Based on total investments and including unfunded commitments. 92% Government/ Agency/AAA/Cash High Credit Quality 19

* Based on total investments and including unfunded commitments. ** Includes 3.4% FNMA Delegated Underwriting and Servicing Structured Adjustable Rate Mortgage allocation 0.2% 10.7% 0.6% 16.3% 64.4% 1.2% 1.9% 4.7% Short Term Treasury Construction - Related MF Investments AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS** 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of September 30, 2021 20 81% Multifamily Overweight to Multifamily Sector

Construction - Related Multifamily Investment Process 21 INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves or disapproves transactions for investment, recommends transactions to Executive Committee, if required INVESTMENT MANAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves or disapproves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment INVESTMENT MANAGEMENT TEAM ANALYZE AND STRUCTURE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visits ESG Considerations UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management $75M or over under $75M

22 Multifamily Focus: Govt/Agency Credit with Attractive Spreads x Government - guaranteed, multifamily construction - related loan spreads provide an attractive opportunity for risk - adjusted returns relative to other investment grade sectors as GNMA construction loans offer one of the widest yield spreads to Treasuries in agency credit investments. x Prepayment protection through yield maintenance/penalty points in low rate environment. x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation. Investment Comparison As of September 30, 2021 Source: HIT and Securities Dealers Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Yr (bps) Spread/ Dur 10 Year UST 9.39 0.48 1.51 0 0.0 GNMA Construction/Permanent 9.56 0.53 2.28 77 8.0 GNMA Permanent 8.48 0.42 1.73 22 2.6 Agency CMBS (e.g., GNR 2021 - 62 AL ) 6.67 -- 2.13 62 9.3 FNMA Multifamily 10/9.5 DUS 8.17 0.40 1.75 24 2.9 UMBS 2.5% 30yr MBS 4.05 - 3.14 1.69 18 4.4 GNMA 2.5% 30yr MBS 4.62 - 2.71 1.84 33 7.1 AAA 10yr Corporate (e.g., JNJ 1.3 9/1/30) 8.42 0.76 1.70 18 2.2 0 0.5 1 1.5 2 2.5 3 3.5 0 50 100 150 200 250 Sep-18 Mar-19 Sep-19 Mar-20 Sep-20 Mar-21 Sep-21 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads September 2018 - September 2021 GNMA Permanent GNMA Construction/Permanent FNMA Multifamily 10/9.5 DUS 10-year Treas (right axis)

23 Interest Rate Environment Yield Curve Source : Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board *August 2021 S&P vs 10yr U.S. Treasury 0.121 0.361 0.643 0.913 1.645 0.249 0.889 1.236 1.468 2.086 0.276 0.965 1.285 1.487 2.045 0 0.5 1 1.5 2 2.5 2 5 7 10 30 12/31/2020 6/30/2021 9/30/2021 Economic Indicators 12/31/2020 3/31/2021 6/30/2021 9/30/2021 GDP (seasonally adj. annual rate) 4.5% 6.3% 6.7% N/A Unemployment Rate 6.7% 6.0% 5.9% 4.8% Core Inflation (Personal Consumption Expenditures (PCE) less food and energy) yearly basis 1.5% 2.0% 3.6% 3.6%* Lower Balance Federal Funds Rate 0.0% 0.0% 0.0% 0.0% 2,200 2,700 3,200 3,700 4,200 4,700 0.5% 1.0% 1.5% 2.0% Dec-19 Mar-20 Jun-20 Sep-20 Dec-20 Mar-21 Jun-21 Sep-21 GT10 Govt (Left axis) S&P (Right axis)

Multifamily Housing Demand Dwarfs Supply Net Household Formation (in Thousands) Source: National Multifamily Housing Council; Bureau of Labor Statistics; Labor Department; U.S. Census Bureau; National Low In come Housing Coalition; Center on Budget and Policy Priorities. 24 As of September 30, 2021, unless otherwise denoted Labor Market Recovery Slows (Nonfarm Payroll, thousands) 130000 135000 140000 145000 150000 155000 Dec-18 Jan-19 Feb-19 Mar-19 Apr-19 May-19 Jun-19 Jul-19 Aug-19 Sep-19 Oct-19 Nov-19 Dec-19 Jan-20 Feb-20 Mar-20 Apr-20 May-20 Jun-20 Jul-20 Aug-20 Sep-20 Oct-20 Nov-20 Dec-20 Jan-21 Feb-21 Mar-21 Apr-21 May-21 Jun-21 Jul-21 Aug-21 Sep-21 0 500 1000 1500 2000 2500 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 ▪ R ecord demand for U.S. apartments in 2021 has pushed occupancy in the rental stock to all - time highs, leaving many places facing a shortage of multifamily product. ▪ Absorption of multifamily units jumped by more than 255,000 in the third quarter, which represented the largest single quarter going back to the early 1990s. ▪ As the labor market continues to recover, demand for apartments is expected to continue to expand. ▪ Average rents have recovered from their pandemic lows in nearly all major markets of the U.S. and in most markets have far surpassed pre - pandemic levels, amplifying the need for more affordable housing. ▪ Extremely low - income renters face a shortage of 7 million rental units; only 37 affordable homes exist for every 100 extremely low - income households - according to the National Low Income Housing Coalition study in 2021.

25 Investment Management Economic Environment and Outlook x COVID remains a major factor in the global economy . ▪ Growth projections have lowered from earlier expectations due to Delta variant and supply chain issues, while equity markets have remained at elevated valuations, potentially leading to asset price volatility . ▪ Unemployment has improved but remains elevated . The expiration of federal unemployment benefits risks reduced consumption, potentially jeopardizing economic activity . x Infrastructure bills and other fiscal stimulus measures under consideration may be at least partially funded by tax code changes and are not fully reflected in asset prices . x Federal Reserve committed to preserving market viability . ▪ The Federal Reserve is maintaining its effective Fed Funds rate over the near term as it considers the inflation target met but substantial progress toward full employment not achieved . ▪ The Federal Reserve is expected to announce a taper to its current level of $ 120 billion of monthly net asset purchases by the end of 2021 . ▪ Unexpected shifts in monetary policy responding to changes in the Fed outlook could cause risk market volatility . x Affordable and workforce housing is a top priority of the Biden administration which has directed the FHFA to increase GSE financing of an additional 100 , 000 affordable housing units over three years . Combined with additional LIHTC equity and other measures and provisions in fiscal spending bills, future affordable housing development will be spurred . x HIT is expected to be well - positioned to generate competitive risk adjusted returns and provide financing for impact investments .

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . 26